Loans, Debentures, and Finance Leases - Summary of Appropriated Profit or Loss in The Future (Detail) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	R$ 76,457
Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	17,897
From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	16,467
From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	15,679
From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	12,292
From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	7,076
More than 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	7,046
Notes in foreign market [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	13,881
Notes in foreign market [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	1,435
Notes in foreign market [member] | From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	1,546
Notes in foreign market [member] | From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	1,632
Notes in foreign market [member] | From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	1,723
Notes in foreign market [member] | From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	1,819
Notes in foreign market [member] | More than 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	5,726
Banco do Brasil [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	3,437
Banco do Brasil [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	2,317
Banco do Brasil [member] | From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	599
Banco do Brasil [member] | From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	385
Banco do Brasil [member] | From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	136
Debentures [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	56,376
Debentures [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	13,171
Debentures [member] | From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	13,298
Debentures [member] | From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	13,217
Debentures [member] | From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	10,115
Debentures [member] | From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	5,255
Debentures [member] | More than 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	1,320
Foreign loans [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	331
Foreign loans [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	201
Foreign loans [member] | From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	130
Other transaction costs [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	2,432
Other transaction costs [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	773
Other transaction costs [member] | From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	894
Other transaction costs [member] | From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	445
Other transaction costs [member] | From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	318
Other transaction costs [member] | From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	R$ 2